Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	December 31, 2017 $	December 31, 2016 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2022	629,667	291,764
Norwegian Kroner Bonds due through 2019	121,889	256,927
U.S. Dollar-denominated Term Loans due through 2021	85,574	112,406
U.S. Dollar-denominated Term Loans due through 2028	1,623,440	2,109,926
U.S. Dollar Non-Public Bonds due through 2024	162,659	166,680
U.S. Dollar Bonds due through 2022	550,000	300,000
Total principal	3,173,229	3,237,703
Less debt issuance costs and other	(49,501)	(54,809)
Total debt	3,123,728	3,182,894
Less current portion	(589,767)	(586,892)
Long-term portion	2,533,961	2,596,002

As at December 31, 2017, the Partnership had three revolving credit facilities (December 31, 2016 - five), which, as at such date, provided for borrowings of up to $629.7 million (2016 - $325.1 million) and which were fully drawn (2016 - undrawn balance of $33.3 million). The total amount available under the revolving credit facilities reduces by $130.3 million (2018), $124.4 million (2019), $100.0 million (2020), $100.0 million (2021) and $175.0 million (2022). Two revolving credit facilities are guaranteed by the Partnership for all outstanding amounts and contain covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. One revolving credit facility is guaranteed by subsidiaries of the Partnership, and contains covenants that require Teekay Shuttle Tankers L.L.C. (a wholly-owned subsidiary of the Partnership which was formed during 2017 to hold the Partnership’s shuttle tanker fleet and operations) to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $35.0 million and 5.0% of Teekay Shuttle Tankers L.L.C.'s total consolidated debt, a minimum ratio of 12 months' historical EBITDA relative to total interest expense of 1.20 times and a net debt to total capitalization ratio no greater than 75.0%. Debt facilities held by Teekay Shuttle Tankers L.L.C. are non-recourse to the Partnership. The revolving credit facilities are collateralized by first-priority mortgages granted on 20 of the Partnership’s vessels, together with other related security.

As at December 31, 2017, the Partnership had Norwegian Kroner (or NOK) 1,000 million outstanding in senior unsecured bonds, listed on the Oslo Stock Exchange, that mature in January 2019. As at December 31, 2017, the carrying amount of the bonds was $121.9 million. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. The Partnership has entered into cross currency swaps to swap all interest and principal payments into U.S. Dollars, with the interest payments at a fixed rate of 7.45%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see note 12).

As at December 31, 2017, three of the Partnership’s 50%-owned subsidiaries had a total of two outstanding term loans (December 31, 2016 - three), which in the aggregate totaled $85.6 million. During 2017, two of the original term loan facilities were refinanced into a single facility and the maturity date was extended from 2018 to 2021. These term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2021. These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security. As at December 31, 2017, the Partnership had guaranteed $42.8 million of the term loans, which represents its 50% share of the outstanding term loans, and the other owner had guaranteed the remaining $42.8 million of the term loans.

As at December 31, 2017, the Partnership had term loans outstanding for three shuttle tankers (including one newbuilding), two FSO units, four FPSO units, ten towing and offshore installation vessels (including one newbuilding), and for the Arendal Spirit UMS, which totaled $1.6 billion in the aggregate. The term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2028 and are collateralized by first-priority mortgages on the 20 vessels to which the loans relate, together with other related security. As at December 31, 2017, the Partnership had guaranteed all of these term loans. In April 2017, Petroleo Netherlands B.V. notified Logitel Offshore Norway AS, a subsidiary of the Partnership, of its termination of the charter contract for the Arendal Spirit UMS (see note 14h). The term loan outstanding for the Arendal Spirit UMS as at December 31, 2017 had a balance of $82.5 million, and is repayable unless a replacement contract is obtained or a lender waiver is received, by September 30, 2018.

In February 2015, the Partnership issued $30.0 million in senior bonds that mature in June 2024 in a U.S. private placement. As at December 31, 2017, the carrying amount of the bonds was $22.0 million. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit, together with other related security, and are guaranteed by subsidiaries of the Partnership.

In September 2013 and November 2013, the Partnership issued, in a U.S. private placement, an aggregate of $174.2 million of ten-year senior bonds that mature in December 2023, to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. The Partnership makes semi-annual repayments on the bonds and as at December 31, 2017, the carrying amount of the bonds was $140.7 million.

In August 2017, the Partnership issued $250.0 million in senior unsecured bonds in the Norwegian bond market that mature in August 2022. The Partnership expects to list these bonds on the Oslo Stock Exchange. As at December 31, 2017, the carrying amount of the bonds was $250.0 million. The interest payments on the bonds are fixed at a rate of 7.125%.

In May 2014, the Partnership issued $300.0 million of five-year senior unsecured bonds that mature in July 2019 on the U.S. bond market. As at December 31, 2017, the carrying amount of the bonds was $300.0 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.00%.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins, except for $76.9 million of one tranche of the term loan for the ALP Maritime Services (or ALP) newbuilding towing and offshore installation vessels, which is fixed at 2.93%. At December 31, 2017, the margins ranged between 0.90% and 3.75%, (December 31, 2016, 0.30% and 4.00%). The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at December 31, 2017 was 4.1% (December 31, 2016 – 3.0%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 12) or fixed rate facilities.

The aggregate annual long-term debt principal repayments required to be made subsequent to December 31, 2017, are $591.6 million (2018), $825.7 million (2019), $350.8 million (2020), $304.8 million (2021), $713.9 million (2022), and $386.4 million (thereafter).

Certain of the Partnership’s revolving credit facilities and term loans contain covenants and other restrictions typical of debt financing secured by vessels that restrict the ship-owning subsidiaries from incurring or guaranteeing indebtedness; changing ownership or structure, including mergers, consolidations, liquidations and dissolutions; making dividends or distributions if we are in default; making capital expenditures in excess of specified levels; making certain negative pledges and granting certain liens; selling, transferring, assigning or conveying assets; making certain loans and investments; or entering into a new line of business. Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facilities and six term loans that require the Partnership to maintain vessel values to drawn principal balance ratios of a minimum range of 113% to 125%. Such requirement is assessed either on a semi-annual or annual basis, with reference to vessel valuations generally compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Partnership to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Partnership's option. As at December 31, 2017, these ratios were estimated to range from 120% to 242% and the Partnership was in compliance with the minimum ratios required. The vessel values used in calculating these ratios are the appraised values provided by third parties where available, or prepared by the Partnership based on second-hand sale and purchase market data. Changes in the shuttle tanker, towing and offshore installation, UMS, or FPSO markets could negatively affect these ratios. The lenders for the Partnership’s loan relating to the Petrojarl I FPSO unit agreed to extend the availability date of the loan for successive periods up to March 30, 2018, as the loan was subject to a mandatory prepayment provision, initially in early October 2016, if the unit was not accepted at that time by QGEP. These interim extensions provided additional time for the Partnership to complete the FPSO upgrades and commence operations and thereafter, amend the loan facility to reflect the revised start-up schedule. As at December 31, 2017, the Partnership had $24.3 million held in escrow to fund the final upgrade costs.

As at December 31, 2017, the Partnership was in compliance with all covenants related to the credit facilities and consolidated long-term debt.